Summary of Significant Accounting Policies (Details) - Schedule of reflects the calculation of basic and diluted net (loss) income per common share - $ / shares	3 Months Ended		5 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Redeemable Common Stock [Member]
Numerator:
Net (loss) income	$ (1,244,751)	$ 2,972,871	$ (124,197)	$ 2,074,858
Denominator:
Weighted Average Common Stock (in Shares)	17,945,027	20,125,000	136,905	20,125,000
Basic and diluted net (loss) income per common share	$ (0.07)	$ 0.15	$ (0.91)	$ 0.1
Nonredeemable Common Stock [Member]
Numerator:
Net (loss) income	$ (279,193)	$ 594,574	$ (2,114,396)	$ 414,971
Denominator:
Weighted Average Common Stock (in Shares)	4,025,000	4,025,000	2,330,740	4,025,000
Basic and diluted net (loss) income per common share	$ (0.07)	$ 0.15	$ (0.91)	$ 0.1